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JEREMY SENDEROWICZ

jeremy.senderowicz@dechert.com

+1 212 641 5669 Direct

+1 212 698 3559 Fax

November 21, 2018

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Investment Company Act File No. 811-22487

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 435 to the Registrant’s Registration Statement on Form N-1A, filed on November 16, 2018, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 16, 2018, accession number 0001193125-18-328231.

If you have any questions, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

 /s/ Jeremy Senderowicz

Jeremy Senderowicz